Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Income Taxes Details
Current Federal					$ 73	$ 44
Current State					397	126
Current Foreign
Total Current					470	170
Deferred Federal					(16)	24
Deferred State					(2)	2
Deferred Foreign
Total Deferred					(18)	26
Total	$ 195	$ 119	$ 346	$ 317	$ 452	$ 196